Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harris Associates Investment Trust
Entity Central Index Key	0000872323
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000007554
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Investor Class
Trading Symbol	OAKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Investor Class returned 3.20%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$10,027	$10,028	$10,011
9/30/2015	$9,232	$9,382	$9,170
12/31/2015	$9,660	$10,043	$9,687
3/31/2016	$9,600	$10,178	$9,846
6/30/2016	$9,728	$10,428	$10,297
9/30/2016	$10,558	$10,830	$10,656
12/31/2016	$11,433	$11,244	$11,367
3/31/2017	$11,903	$11,926	$11,739
6/30/2017	$12,358	$12,294	$11,896
9/30/2017	$13,069	$12,845	$12,267
12/31/2017	$13,851	$13,699	$12,920
3/31/2018	$13,729	$13,595	$12,554
6/30/2018	$14,022	$14,062	$12,702
9/30/2018	$14,616	$15,146	$13,426
12/31/2018	$12,087	$13,098	$11,852
3/31/2019	$13,638	$14,886	$13,267
6/30/2019	$14,077	$15,526	$13,777
9/30/2019	$13,787	$15,790	$13,963
12/31/2019	$15,349	$17,222	$14,998
3/31/2020	$10,681	$13,847	$10,989
6/30/2020	$13,138	$16,692	$12,559
9/30/2020	$13,950	$18,182	$13,262
12/31/2020	$17,328	$20,391	$15,417
3/31/2021	$20,018	$21,650	$17,152
6/30/2021	$21,801	$23,501	$18,046
9/30/2021	$22,205	$23,638	$17,905
12/31/2021	$23,255	$26,244	$19,296
3/31/2022	$22,644	$25,038	$19,154
6/30/2022	$18,616	$21,006	$16,815
9/30/2022	$18,267	$19,981	$15,870
12/31/2022	$20,147	$21,491	$17,842
3/31/2023	$21,780	$23,103	$18,021
6/30/2023	$23,662	$25,122	$18,755
9/30/2023	$23,353	$24,300	$18,162
12/31/2023	$26,371	$27,141	$19,887
3/31/2024	$29,081	$30,006	$21,674
6/30/2024	$27,923	$31,291	$21,204
9/30/2024	$29,984	$33,133	$23,204
12/31/2024	$30,595	$33,931	$22,744
3/31/2025	$30,945	$32,482	$23,230

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	6.41%	23.71%	11.96%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 23,659,003,210
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 70,890,976
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

Holdings [Text Block]

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Material Fund Change [Text Block]
C000174795
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Advisor
Trading Symbol	OAYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Advisor Class returned 3.30%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$101,626	$101,977	$102,500
3/31/2017	$105,844	$108,163	$105,852
6/30/2017	$109,909	$111,503	$107,270
9/30/2017	$116,286	$116,499	$110,617
12/31/2017	$123,276	$124,240	$116,513
3/31/2018	$122,209	$123,297	$113,216
6/30/2018	$124,855	$127,530	$114,552
9/30/2018	$130,190	$137,364	$121,081
12/31/2018	$107,714	$118,793	$106,890
3/31/2019	$121,555	$135,005	$119,642
6/30/2019	$125,485	$140,816	$124,237
9/30/2019	$122,912	$143,207	$125,926
12/31/2019	$136,895	$156,196	$135,257
3/31/2020	$95,278	$125,585	$99,103
6/30/2020	$117,226	$151,384	$113,265
9/30/2020	$124,507	$164,902	$119,596
12/31/2020	$154,710	$184,934	$139,031
3/31/2021	$178,832	$196,354	$154,672
6/30/2021	$194,844	$213,140	$162,730
9/30/2021	$198,572	$214,381	$161,461
12/31/2021	$208,068	$238,021	$174,006
3/31/2022	$202,741	$227,075	$172,719
6/30/2022	$166,758	$190,513	$151,630
9/30/2022	$163,719	$181,211	$143,108
12/31/2022	$180,666	$194,913	$160,882
3/31/2023	$195,384	$209,526	$162,507
6/30/2023	$212,382	$227,843	$169,121
9/30/2023	$209,731	$220,385	$163,777
12/31/2023	$236,932	$246,151	$179,336
3/31/2024	$261,410	$272,134	$195,458
6/30/2024	$251,129	$283,792	$191,216
9/30/2024	$269,778	$300,508	$209,248
12/31/2024	$275,403	$307,750	$205,105
3/31/2025	$278,680	$294,609	$209,494

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	6.61%	23.94%	13.09%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 23,659,003,210
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 70,890,976
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

Holdings [Text Block]

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Material Fund Change [Text Block]
C000174796
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Institutional
Trading Symbol	OANMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Institutional Class returned 3.32%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$254,029	$254,942	$256,250
3/31/2017	$264,576	$270,407	$264,629
6/30/2017	$274,772	$278,757	$268,175
9/30/2017	$290,715	$291,247	$276,542
12/31/2017	$308,225	$310,599	$291,282
3/31/2018	$305,593	$308,241	$283,039
6/30/2018	$312,245	$318,826	$286,379
9/30/2018	$325,623	$343,410	$302,702
12/31/2018	$269,436	$296,982	$267,226
3/31/2019	$304,132	$337,514	$299,106
6/30/2019	$314,040	$352,040	$310,591
9/30/2019	$307,685	$358,018	$314,815
12/31/2019	$342,699	$390,490	$338,143
3/31/2020	$238,573	$313,962	$247,758
6/30/2020	$293,638	$378,460	$283,162
9/30/2020	$311,865	$412,255	$298,991
12/31/2020	$387,570	$462,336	$347,577
3/31/2021	$448,070	$490,885	$386,679
6/30/2021	$488,259	$532,850	$406,825
9/30/2021	$497,597	$535,951	$403,652
12/31/2021	$521,406	$595,051	$435,016
3/31/2022	$508,056	$567,688	$431,797
6/30/2022	$417,886	$476,284	$379,074
9/30/2022	$410,270	$453,029	$357,770
12/31/2022	$452,799	$487,282	$402,205
3/31/2023	$489,731	$523,814	$406,268
6/30/2023	$532,332	$569,607	$422,803
9/30/2023	$525,734	$550,961	$409,442
12/31/2023	$593,982	$615,377	$448,339
3/31/2024	$655,393	$680,336	$488,645
6/30/2024	$629,663	$709,480	$478,041
9/30/2024	$676,505	$751,269	$523,121
12/31/2024	$690,683	$769,374	$512,763
3/31/2025	$698,947	$736,522	$523,736

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	6.65%	23.98%	13.13%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 23,659,003,210
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 70,890,976
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

Holdings [Text Block]

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Material Fund Change [Text Block]
C000225884
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	R6
Trading Symbol	OAZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund R6 Class returned 3.34%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Health Care and Industrials were the worst performing sectors.

  At the equity holdings level, Wells Fargo led the positive contributors followed by Fiserv and Salesforce. IQVIA Holdings, Celanese and Fortune Brands Innovations were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,018,774	$1,017,200	$1,009,900
3/31/2021	$1,177,788	$1,080,012	$1,123,514
6/30/2021	$1,283,533	$1,172,340	$1,182,049
9/30/2021	$1,308,188	$1,179,164	$1,172,829
12/31/2021	$1,371,107	$1,309,191	$1,263,958
3/31/2022	$1,336,009	$1,248,988	$1,254,604
6/30/2022	$1,099,072	$1,047,887	$1,101,417
9/30/2022	$1,079,049	$996,723	$1,039,518
12/31/2022	$1,190,946	$1,072,086	$1,168,626
3/31/2023	$1,288,318	$1,152,461	$1,180,429
6/30/2023	$1,400,599	$1,253,210	$1,228,472
9/30/2023	$1,383,361	$1,212,188	$1,189,652
12/31/2023	$1,563,180	$1,353,911	$1,302,669
3/31/2024	$1,724,888	$1,496,829	$1,419,779
6/30/2024	$1,657,303	$1,560,950	$1,388,970
9/30/2024	$1,780,914	$1,652,890	$1,519,950
12/31/2024	$1,818,444	$1,692,725	$1,489,855
3/31/2025	$1,840,437	$1,620,446	$1,521,738

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	6.70%	15.28%
S&P 500 Index	8.25%	11.91%
Russell 1000 Value Index	7.18%	10.28%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 23,659,003,210
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 70,890,976
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,659,003,210
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$70,890,976

Holdings [Text Block]

Sector allocation

Financials	37.1%
Health Care	11.1%
Energy	9.9%
Communication Services	9.5%
Industrials	8.4%
Consumer Staples	6.6%
Consumer Discretionary	6.5%
Materials	2.6%
Real Estate	1.9%
Information Technology	1.2%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Charles Schwab Corp.	3.1%
Citigroup, Inc.	3.0%
ConocoPhillips	2.8%
General Motors Co.	2.8%
Intercontinental Exchange, Inc.	2.8%
Deere & Co.	2.7%
Phillips 66	2.7%
Willis Towers Watson PLC	2.4%

Material Fund Change [Text Block]
C000007556
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Investor Class
Trading Symbol	OAKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Investor Class returned 4.79%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$9,988	$10,028	$10,011
9/30/2015	$9,109	$9,382	$9,170
12/31/2015	$9,738	$10,043	$9,687
3/31/2016	$9,196	$10,178	$9,846
6/30/2016	$9,442	$10,428	$10,297
9/30/2016	$10,180	$10,830	$10,656
12/31/2016	$11,229	$11,244	$11,367
3/31/2017	$11,565	$11,926	$11,739
6/30/2017	$11,782	$12,294	$11,896
9/30/2017	$12,481	$12,845	$12,267
12/31/2017	$12,994	$13,699	$12,920
3/31/2018	$12,488	$13,595	$12,554
6/30/2018	$12,436	$14,062	$12,702
9/30/2018	$12,471	$15,146	$13,426
12/31/2018	$9,761	$13,098	$11,852
3/31/2019	$11,076	$14,886	$13,267
6/30/2019	$11,578	$15,526	$13,777
9/30/2019	$11,182	$15,790	$13,963
12/31/2019	$12,464	$17,222	$14,998
3/31/2020	$8,409	$13,847	$10,989
6/30/2020	$10,365	$16,692	$12,559
9/30/2020	$10,908	$18,182	$13,262
12/31/2020	$13,806	$20,391	$15,417
3/31/2021	$16,026	$21,650	$17,152
6/30/2021	$17,301	$23,501	$18,046
9/30/2021	$17,889	$23,638	$17,905
12/31/2021	$18,505	$26,244	$19,296
3/31/2022	$17,382	$25,038	$19,154
6/30/2022	$14,525	$21,006	$16,815
9/30/2022	$13,661	$19,981	$15,870
12/31/2022	$14,298	$21,491	$17,842
3/31/2023	$15,858	$23,103	$18,021
6/30/2023	$17,826	$25,122	$18,755
9/30/2023	$17,840	$24,300	$18,162
12/31/2023	$20,447	$27,141	$19,887
3/31/2024	$21,719	$30,006	$21,674
6/30/2024	$20,374	$31,291	$21,204
9/30/2024	$22,018	$33,133	$23,204
12/31/2024	$23,340	$33,931	$22,744
3/31/2025	$23,072	$32,482	$23,230

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	6.23%	22.37%	8.72%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,982,577,468
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 25,189,606
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

Holdings [Text Block]

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Material Fund Change [Text Block]
C000174797
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Advisor
Trading Symbol	OAYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Advisor Class returned 4.86%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$102,671	$101,977	$102,500
3/31/2017	$105,795	$108,163	$105,852
6/30/2017	$107,799	$111,503	$107,270
9/30/2017	$114,238	$116,499	$110,617
12/31/2017	$118,968	$124,240	$116,513
3/31/2018	$114,385	$123,297	$113,216
6/30/2018	$113,961	$127,530	$114,552
9/30/2018	$114,335	$137,364	$121,081
12/31/2018	$89,544	$118,793	$106,890
3/31/2019	$101,611	$135,005	$119,642
6/30/2019	$106,244	$140,816	$124,237
9/30/2019	$102,632	$143,207	$125,926
12/31/2019	$114,458	$156,196	$135,257
3/31/2020	$77,247	$125,585	$99,103
6/30/2020	$95,245	$151,384	$113,265
9/30/2020	$100,260	$164,902	$119,596
12/31/2020	$126,936	$184,934	$139,031
3/31/2021	$147,360	$196,354	$154,672
6/30/2021	$159,159	$213,140	$162,730
9/30/2021	$164,609	$214,381	$161,461
12/31/2021	$170,348	$238,021	$174,006
3/31/2022	$160,066	$227,075	$172,719
6/30/2022	$133,791	$190,513	$151,630
9/30/2022	$125,848	$181,211	$143,108
12/31/2022	$131,767	$194,913	$160,882
3/31/2023	$146,206	$209,526	$162,507
6/30/2023	$164,408	$227,843	$169,121
9/30/2023	$164,568	$220,385	$163,777
12/31/2023	$188,670	$246,151	$179,336
3/31/2024	$200,460	$272,134	$195,458
6/30/2024	$188,133	$283,792	$191,216
9/30/2024	$203,334	$300,508	$209,248
12/31/2024	$215,640	$307,750	$205,105
3/31/2025	$213,213	$294,609	$209,494

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	6.36%	22.51%	9.51%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,982,577,468
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 25,189,606
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

Holdings [Text Block]

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Material Fund Change [Text Block]
C000174798
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Institutional
Trading Symbol	OANLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Institutional Class returned 4.91%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$256,678	$254,942	$256,250
3/31/2017	$264,488	$270,407	$264,629
6/30/2017	$269,497	$278,757	$268,175
9/30/2017	$285,655	$291,247	$276,542
12/31/2017	$297,524	$310,599	$291,282
3/31/2018	$286,064	$308,241	$283,039
6/30/2018	$285,005	$318,826	$286,379
9/30/2018	$285,939	$343,410	$302,702
12/31/2018	$223,973	$296,982	$267,226
3/31/2019	$254,220	$337,514	$299,106
6/30/2019	$265,808	$352,040	$310,591
9/30/2019	$256,839	$358,018	$314,815
12/31/2019	$286,402	$390,490	$338,143
3/31/2020	$193,290	$313,962	$247,758
6/30/2020	$238,393	$378,460	$283,162
9/30/2020	$251,006	$412,255	$298,991
12/31/2020	$317,838	$462,336	$347,577
3/31/2021	$369,156	$490,885	$386,679
6/30/2021	$398,821	$532,850	$406,825
9/30/2021	$412,528	$535,951	$403,652
12/31/2021	$426,996	$595,051	$435,016
3/31/2022	$401,307	$567,688	$431,797
6/30/2022	$335,554	$476,284	$379,074
9/30/2022	$315,655	$453,029	$357,770
12/31/2022	$330,620	$487,282	$402,205
3/31/2023	$366,887	$523,814	$406,268
6/30/2023	$412,589	$569,607	$422,803
9/30/2023	$413,191	$550,961	$409,442
12/31/2023	$473,748	$615,377	$448,339
3/31/2024	$503,534	$680,336	$488,645
6/30/2024	$472,670	$709,480	$478,041
9/30/2024	$511,082	$751,269	$523,121
12/31/2024	$542,135	$769,374	$512,763
3/31/2025	$536,175	$736,522	$523,736

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	6.48%	22.64%	9.59%
S&P 500 Index	8.25%	18.59%	13.85%
Russell 1000 Value Index	7.18%	16.15%	9.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,982,577,468
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 25,189,606
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

Holdings [Text Block]

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Material Fund Change [Text Block]
C000225885
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	R6
Trading Symbol	OAZLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund R6 Class returned 4.92%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

  At the equity sector level Financials and Industrials contributed the most to returns, while Health Care and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Paycom led the positive contributors followed by Charles Schwab and Capital One Financial. IQVIA Holdings, Centene, and Airbnb were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,192	$1,017,200	$1,009,900
3/31/2021	$1,170,972	$1,080,012	$1,123,514
6/30/2021	$1,264,860	$1,172,340	$1,182,049
9/30/2021	$1,308,549	$1,179,164	$1,172,829
12/31/2021	$1,354,479	$1,309,191	$1,263,958
3/31/2022	$1,272,978	$1,248,988	$1,254,604
6/30/2022	$1,064,581	$1,047,887	$1,101,417
9/30/2022	$1,001,871	$996,723	$1,039,518
12/31/2022	$1,049,371	$1,072,086	$1,168,626
3/31/2023	$1,164,717	$1,152,461	$1,180,429
6/30/2023	$1,310,014	$1,253,210	$1,228,472
9/30/2023	$1,311,714	$1,212,188	$1,189,652
12/31/2023	$1,504,477	$1,353,911	$1,302,669
3/31/2024	$1,599,068	$1,496,829	$1,419,779
6/30/2024	$1,501,266	$1,560,950	$1,388,970
9/30/2024	$1,623,251	$1,652,890	$1,519,950
12/31/2024	$1,722,126	$1,692,725	$1,489,855
3/31/2025	$1,703,192	$1,620,446	$1,521,738

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	6.51%	13.21%
S&P 500 Index	8.25%	11.91%
Russell 1000 Value Index	7.18%	10.28%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,982,577,468
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 25,189,606
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,982,577,468
# of Portfolio Holdings	23
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$25,189,606

Holdings [Text Block]

Sector allocation

Financials	24.1%
Industrials	14.7%
Energy	12.9%
Communication Services	12.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Real Estate	4.6%
Short Term Investments & Other, Net	5.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
First Citizens BancShares, Inc., Class A	6.1%
Deere & Co.	5.7%
Phillips 66	5.6%
Keurig Dr. Pepper, Inc.	5.5%
Lithia Motors, Inc.	5.5%
Charles Schwab Corp.	5.5%
Airbnb, Inc., Class A	4.9%
Paycom Software, Inc.	4.9%

Material Fund Change [Text Block]
C000007560
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Investor Class
Trading Symbol	OAKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Investor Class returned -1.65%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World Index (Net)
4/1/2015	$10,000	$10,000
6/30/2015	$9,913	$10,031
9/30/2015	$8,845	$9,184
12/31/2015	$9,363	$9,689
3/31/2016	$8,683	$9,655
6/30/2016	$8,365	$9,752
9/30/2016	$9,104	$10,227
12/31/2016	$9,799	$10,416
3/31/2017	$10,543	$11,081
6/30/2017	$10,997	$11,527
9/30/2017	$11,985	$12,084
12/31/2017	$12,452	$12,750
3/31/2018	$12,133	$12,586
6/30/2018	$12,095	$12,805
9/30/2018	$12,107	$13,442
12/31/2018	$10,091	$11,639
3/31/2019	$11,361	$13,092
6/30/2019	$11,850	$13,615
9/30/2019	$11,807	$13,688
12/31/2019	$13,078	$14,860
3/31/2020	$8,518	$11,731
6/30/2020	$10,299	$14,002
9/30/2020	$11,012	$15,113
12/31/2020	$14,255	$17,223
3/31/2021	$15,829	$18,070
6/30/2021	$16,855	$19,470
9/30/2021	$16,293	$19,468
12/31/2021	$16,935	$20,980
3/31/2022	$15,998	$19,899
6/30/2022	$13,685	$16,678
9/30/2022	$12,099	$15,646
12/31/2022	$14,082	$17,174
3/31/2023	$15,567	$18,502
6/30/2023	$16,231	$19,765
9/30/2023	$15,351	$19,081
12/31/2023	$16,511	$21,259
3/31/2024	$17,230	$23,147
6/30/2024	$16,712	$23,756
9/30/2024	$17,969	$25,268
12/31/2024	$16,930	$25,228
3/31/2025	$17,672	$24,776

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	2.57%	15.71%	5.86%
MSCI World Index (Net)	7.04%	16.13%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,074,447,974
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,427,989
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

Holdings [Text Block]

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Material Fund Change [Text Block]
C000174801
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Advisor
Trading Symbol	OAYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Advisor Class returned -1.58%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$103,123	$102,393
3/31/2017	$110,985	$108,921
6/30/2017	$115,834	$113,307
9/30/2017	$126,231	$118,789
12/31/2017	$131,217	$125,329
3/31/2018	$127,851	$123,724
6/30/2018	$127,494	$125,869
9/30/2018	$127,613	$132,138
12/31/2018	$106,423	$114,411
3/31/2019	$119,868	$128,689
6/30/2019	$125,028	$133,838
9/30/2019	$124,621	$134,553
12/31/2019	$138,118	$146,069
3/31/2020	$89,946	$115,319
6/30/2020	$108,857	$137,643
9/30/2020	$116,384	$148,557
12/31/2020	$150,746	$169,297
3/31/2021	$167,448	$177,630
6/30/2021	$178,394	$191,385
9/30/2021	$172,544	$191,372
12/31/2021	$179,393	$206,233
3/31/2022	$169,562	$195,606
6/30/2022	$145,087	$163,944
9/30/2022	$128,323	$153,800
12/31/2022	$149,452	$168,819
3/31/2023	$165,332	$181,870
6/30/2023	$172,436	$194,291
9/30/2023	$163,190	$187,565
12/31/2023	$175,599	$208,977
3/31/2024	$183,357	$227,535
6/30/2024	$177,894	$233,523
9/30/2024	$191,389	$248,375
12/31/2024	$180,400	$247,977
3/31/2025	$188,374	$243,539

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	2.74%	15.93%	7.89%
MSCI World Index (Net)	7.04%	16.13%	11.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,074,447,974
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,427,989
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

Holdings [Text Block]

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Material Fund Change [Text Block]
C000174802
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Institutional
Trading Symbol	OANGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Institutional Class returned -1.57%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$257,807	$255,982
3/31/2017	$277,461	$272,303
6/30/2017	$289,677	$283,267
9/30/2017	$315,760	$296,974
12/31/2017	$328,290	$313,323
3/31/2018	$319,968	$309,309
6/30/2018	$319,077	$314,673
9/30/2018	$319,473	$330,346
12/31/2018	$266,456	$286,028
3/31/2019	$300,117	$321,723
6/30/2019	$313,151	$334,594
9/30/2019	$312,131	$336,383
12/31/2019	$345,946	$365,172
3/31/2020	$225,407	$288,297
6/30/2020	$272,774	$344,108
9/30/2020	$291,627	$371,391
12/31/2020	$377,764	$423,243
3/31/2021	$419,738	$444,074
6/30/2021	$447,168	$478,464
9/30/2021	$432,507	$478,430
12/31/2021	$449,774	$515,583
3/31/2022	$425,125	$489,015
6/30/2022	$363,763	$409,861
9/30/2022	$321,730	$384,500
12/31/2022	$374,694	$422,048
3/31/2023	$414,522	$454,676
6/30/2023	$432,470	$485,728
9/30/2023	$409,281	$468,913
12/31/2023	$440,443	$522,442
3/31/2024	$459,908	$568,838
6/30/2024	$446,337	$583,807
9/30/2024	$480,196	$620,937
12/31/2024	$452,665	$619,944
3/31/2025	$472,679	$608,847

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	2.78%	15.96%	7.94%
MSCI World Index (Net)	7.04%	16.13%	11.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,074,447,974
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,427,989
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

Holdings [Text Block]

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Material Fund Change [Text Block]
C000225887
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	R6
Trading Symbol	OAZGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund R6 Class returned -1.53%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

   The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and Germany detracted most from returns.

   At the equity sector level Financials and Industrials performed the strongest, while Health Care and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and St. James's Place (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Capgemini (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,018,164	$1,018,000
3/31/2021	$1,130,975	$1,068,102
6/30/2021	$1,205,226	$1,150,818
9/30/2021	$1,165,711	$1,150,736
12/31/2021	$1,212,122	$1,240,100
3/31/2022	$1,145,676	$1,176,197
6/30/2022	$980,609	$985,812
9/30/2022	$867,650	$924,814
12/31/2022	$1,010,348	$1,015,126
3/31/2023	$1,117,742	$1,093,603
6/30/2023	$1,166,140	$1,168,290
9/30/2023	$1,103,258	$1,127,846
12/31/2023	$1,187,279	$1,256,595
3/31/2024	$1,240,154	$1,368,189
6/30/2024	$1,203,179	$1,404,193
9/30/2024	$1,294,878	$1,493,500
12/31/2024	$1,220,637	$1,491,110
3/31/2025	$1,275,013	$1,464,420

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	2.81%	5.83%
MSCI World Index (Net)	7.04%	9.30%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,074,447,974
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,427,989
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,074,447,974
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,427,989

Holdings [Text Block]

Geographic allocation

United States	55.0%
Germany	9.8%
United Kingdom	8.2%
Switzerland	6.3%
France	6.0%
Netherlands	3.9%
Ireland	3.2%
Denmark	2.7%
China	1.7%
South Korea	1.5%
Other	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Financials	27.6%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.2%
Consumer Staples	7.9%
Information Technology	6.3%
Communication Services	5.8%
Materials	4.1%
Energy	2.6%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	3.7%
CNH Industrial NV	3.4%
American International Group, Inc.	3.2%
Corebridge Financial, Inc.	3.0%
IQVIA Holdings, Inc.	2.9%
Willis Towers Watson PLC	2.9%
Mercedes-Benz Group AG	2.8%
Julius Baer Group Ltd.	2.8%
Bayer AG	2.8%
DSV AS	2.7%

Material Fund Change [Text Block]
C000007558
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Investor Class
Trading Symbol	OAKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Investor Class returned 0.71%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2015	$10,000	$10,000	$10,000	$10,000
6/30/2015	$10,006	$10,028	$9,832	$9,949
9/30/2015	$9,311	$9,382	$9,953	$9,613
12/31/2015	$9,455	$10,043	$9,896	$9,998
3/31/2016	$9,527	$10,178	$10,196	$10,209
6/30/2016	$9,488	$10,428	$10,422	$10,451
9/30/2016	$9,994	$10,830	$10,470	$10,711
12/31/2016	$10,491	$11,244	$10,158	$10,829
3/31/2017	$10,926	$11,926	$10,241	$11,257
6/30/2017	$11,112	$12,294	$10,389	$11,530
9/30/2017	$11,523	$12,845	$10,477	$11,879
12/31/2017	$12,009	$13,699	$10,518	$12,368
3/31/2018	$11,815	$13,595	$10,364	$12,248
6/30/2018	$11,841	$14,062	$10,348	$12,492
9/30/2018	$12,132	$15,146	$10,350	$13,065
12/31/2018	$11,009	$13,098	$10,519	$12,077
3/31/2019	$11,975	$14,886	$10,829	$13,202
6/30/2019	$12,389	$15,526	$11,162	$13,724
9/30/2019	$12,409	$15,790	$11,415	$13,993
12/31/2019	$13,134	$17,222	$11,436	$14,756
3/31/2020	$10,241	$13,847	$11,796	$13,150
6/30/2020	$11,739	$16,692	$12,138	$14,901
9/30/2020	$12,298	$18,182	$12,213	$15,742
12/31/2020	$14,274	$20,391	$12,294	$16,929
3/31/2021	$15,737	$21,650	$11,880	$17,320
6/30/2021	$16,683	$23,501	$12,097	$18,331
9/30/2021	$16,749	$23,638	$12,103	$18,405
12/31/2021	$17,350	$26,244	$12,105	$19,614
3/31/2022	$16,703	$25,038	$11,386	$18,619
6/30/2022	$14,688	$21,006	$10,852	$16,454
9/30/2022	$14,096	$19,981	$10,336	$15,672
12/31/2022	$15,109	$21,491	$10,530	$16,518
3/31/2023	$15,602	$23,103	$10,842	$17,455
6/30/2023	$16,433	$25,122	$10,750	$18,303
9/30/2023	$16,125	$24,300	$10,403	$17,711
12/31/2023	$17,729	$27,141	$11,112	$19,436
3/31/2024	$18,601	$30,006	$11,026	$20,591
6/30/2024	$18,193	$31,291	$11,033	$21,126
9/30/2024	$19,314	$33,133	$11,606	$22,312
12/31/2024	$19,276	$33,931	$11,251	$22,360
3/31/2025	$19,452	$32,482	$11,564	$22,036

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	4.58%	13.69%	6.88%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40%)	1.46%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	10.88%	8.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,200,865,353
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 16,998,125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

Holdings [Text Block]

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Material Fund Change [Text Block]
C000174799
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Advisor
Trading Symbol	OAYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Advisor Class returned 0.83%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
11/30/2016	$100,000	$100,000	$100,000	$100,000
12/31/2016	$101,535	$101,977	$100,140	$101,240
3/31/2017	$105,772	$108,163	$100,961	$105,239
6/30/2017	$107,608	$111,503	$102,425	$107,796
9/30/2017	$111,645	$116,499	$103,296	$111,052
12/31/2017	$116,396	$124,240	$103,699	$115,627
3/31/2018	$114,552	$123,297	$102,185	$114,505
6/30/2018	$114,878	$127,530	$102,021	$116,784
9/30/2018	$117,698	$137,364	$102,041	$122,145
12/31/2018	$106,853	$118,793	$103,715	$112,910
3/31/2019	$116,318	$135,005	$106,764	$123,422
6/30/2019	$120,334	$140,816	$110,052	$128,310
9/30/2019	$120,533	$143,207	$112,551	$130,825
12/31/2019	$127,614	$156,196	$112,753	$137,968
3/31/2020	$99,570	$125,585	$116,305	$122,957
6/30/2020	$114,135	$151,384	$119,678	$139,335
9/30/2020	$119,614	$164,902	$120,420	$147,193
12/31/2020	$138,899	$184,934	$121,227	$158,292
3/31/2021	$153,193	$196,354	$117,141	$161,948
6/30/2021	$162,540	$213,140	$119,285	$171,406
9/30/2021	$163,266	$214,381	$119,345	$172,092
12/31/2021	$169,175	$238,021	$119,357	$183,398
3/31/2022	$162,949	$227,075	$112,279	$174,100
6/30/2022	$143,433	$190,513	$107,013	$153,852
9/30/2022	$137,701	$181,211	$101,930	$146,544
12/31/2022	$147,688	$194,913	$103,836	$154,443
3/31/2023	$152,612	$209,526	$106,909	$163,200
6/30/2023	$160,854	$227,843	$106,011	$171,131
9/30/2023	$157,939	$220,385	$102,587	$165,586
12/31/2023	$173,742	$246,151	$109,584	$181,715
3/31/2024	$182,446	$272,134	$108,729	$192,508
6/30/2024	$178,549	$283,792	$108,805	$197,514
9/30/2024	$189,622	$300,508	$114,463	$208,594
12/31/2024	$189,358	$307,750	$110,960	$209,032
3/31/2025	$191,202	$294,609	$114,045	$206,001

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	4.80%	13.94%	8.09%
S&P 500 Index	8.25%	18.59%	13.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40%)	1.58%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	10.88%	9.06%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,200,865,353
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 16,998,125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

Holdings [Text Block]

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Material Fund Change [Text Block]
C000174800
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Institutional
Trading Symbol	OANBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Institutional Class returned 0.82%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
11/30/2016	$250,000	$250,000	$250,000	$250,000
12/31/2016	$253,837	$254,942	$250,350	$253,100
3/31/2017	$264,431	$270,407	$252,403	$263,097
6/30/2017	$269,102	$278,757	$256,063	$269,491
9/30/2017	$279,112	$291,247	$258,239	$277,629
12/31/2017	$291,031	$310,599	$259,246	$289,068
3/31/2018	$286,511	$308,241	$255,461	$286,264
6/30/2018	$287,234	$318,826	$255,053	$291,960
9/30/2018	$294,376	$343,410	$255,104	$305,361
12/31/2018	$267,301	$296,982	$259,287	$282,276
3/31/2019	$290,977	$337,514	$266,910	$308,556
6/30/2019	$301,124	$352,040	$275,131	$320,775
9/30/2019	$301,721	$358,018	$281,377	$327,062
12/31/2019	$319,429	$390,490	$281,883	$344,919
3/31/2020	$249,231	$313,962	$290,763	$307,392
6/30/2020	$285,799	$378,460	$299,195	$348,337
9/30/2020	$299,512	$412,255	$301,050	$367,983
12/31/2020	$347,896	$462,336	$303,067	$395,729
3/31/2021	$383,810	$490,885	$292,853	$404,870
6/30/2021	$407,223	$532,850	$298,213	$428,515
9/30/2021	$409,041	$535,951	$298,362	$430,229
12/31/2021	$423,856	$595,051	$298,391	$458,495
3/31/2022	$408,259	$567,688	$280,697	$435,249
6/30/2022	$359,362	$476,284	$267,532	$384,630
9/30/2022	$345,002	$453,029	$254,824	$366,360
12/31/2022	$370,020	$487,282	$259,590	$386,107
3/31/2023	$382,358	$523,814	$267,273	$407,999
6/30/2023	$403,006	$569,607	$265,028	$427,828
9/30/2023	$395,830	$550,961	$256,468	$413,966
12/31/2023	$435,403	$615,377	$273,959	$454,286
3/31/2024	$457,115	$680,336	$271,822	$481,271
6/30/2024	$447,377	$709,480	$272,012	$493,784
9/30/2024	$475,293	$751,269	$286,157	$521,485
12/31/2024	$474,542	$769,374	$277,401	$522,580
3/31/2025	$479,198	$736,522	$285,112	$515,003

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	4.83%	13.97%	8.12%
S&P 500 Index	8.25%	18.59%	13.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40%)	1.58%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	10.88%	9.06%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,200,865,353
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 16,998,125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

Holdings [Text Block]

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Material Fund Change [Text Block]
C000225886
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	R6
Trading Symbol	OAZBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund R6 Class returned 0.87%  for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -1.97% over the same period.

   At the equity sector level Financials and Consumer Staples performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

   At the equity holdings level, Fiserv led the positive contributors followed by American Intl Group and Charles Schwab. Glencore (Switzerland), IQVIA Holdings, and Centene were the worst performing equities.

   Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,235	$1,017,200	$1,003,500	$1,011,800
3/31/2021	$1,116,733	$1,080,012	$969,657	$1,035,173
6/30/2021	$1,184,854	$1,172,340	$987,399	$1,095,627
9/30/2021	$1,190,476	$1,179,164	$987,911	$1,100,009
12/31/2021	$1,233,475	$1,309,191	$988,025	$1,172,280
3/31/2022	$1,188,445	$1,248,988	$929,396	$1,112,845
6/30/2022	$1,046,149	$1,047,887	$885,775	$983,421
9/30/2022	$1,004,360	$996,723	$843,679	$936,709
12/31/2022	$1,077,226	$1,072,086	$859,482	$987,197
3/31/2023	$1,113,513	$1,152,461	$884,940	$1,043,171
6/30/2023	$1,173,623	$1,253,210	$877,468	$1,093,870
9/30/2023	$1,152,731	$1,212,188	$849,116	$1,058,428
12/31/2023	$1,267,994	$1,353,911	$907,001	$1,161,519
3/31/2024	$1,331,329	$1,496,829	$899,966	$1,230,513
6/30/2024	$1,303,078	$1,560,950	$900,552	$1,262,507
9/30/2024	$1,384,122	$1,652,890	$947,380	$1,333,333
12/31/2024	$1,382,051	$1,692,725	$918,391	$1,336,133
3/31/2025	$1,396,132	$1,620,446	$943,922	$1,316,759

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	4.87%	8.09%
S&P 500 Index	8.25%	11.91%
Bloomberg U.S. Aggregate Bond Index	4.88%	(1.34%)
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	7.02%	6.63%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 6,200,865,353
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 16,998,125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,200,865,353
# of Portfolio Holdings	238
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$16,998,125

Holdings [Text Block]

Asset allocation

Common Stocks	58.1%
Corporate Bonds	16.2%
Mortgage-Backed Securities	9.9%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	4.6%
Bank Loans	2.6%
Asset Backed Securities	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Financials	43.3%
Consumer Discretionary	11.2%
Industrials	8.0%
Communication Services	7.5%
Health Care	7.1%
Energy	5.8%
U.S. Government	5.2%
Consumer Staples	4.3%
Materials	3.4%
Real Estate	1.5%
Information Technology	1.3%
Utilities	0.3%
Short Term Investments & Other, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.6%
ConocoPhillips	2.2%
Charles Schwab Corp.	2.2%
Deere & Co.	2.1%
U.S. Treasury Notes, 4.250%, due 01/31/30	2.0%
Intercontinental Exchange, Inc.	1.9%
Elevance Health, Inc.	1.8%
Corebridge Financial, Inc.	1.8%
Keurig Dr. Pepper, Inc.	1.6%

Material Fund Change [Text Block]
C000007562
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Investor Class
Trading Symbol	OAKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Investor Class returned -1.28%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$9,887	$10,048	$10,062
9/30/2015	$8,584	$8,986	$9,032
12/31/2015	$9,029	$9,338	$9,457
3/31/2016	$8,763	$9,156	$9,173
6/30/2016	$8,082	$9,060	$9,039
9/30/2016	$9,156	$9,630	$9,620
12/31/2016	$9,744	$9,595	$9,552
3/31/2017	$10,662	$10,248	$10,244
6/30/2017	$11,319	$10,825	$10,871
9/30/2017	$12,349	$11,434	$11,458
12/31/2017	$12,643	$11,917	$11,943
3/31/2018	$12,293	$11,674	$11,760
6/30/2018	$11,674	$11,587	$11,615
9/30/2018	$11,568	$11,739	$11,772
12/31/2018	$9,681	$10,238	$10,296
3/31/2019	$10,557	$11,308	$11,323
6/30/2019	$10,911	$11,737	$11,740
9/30/2019	$10,826	$11,627	$11,614
12/31/2019	$12,025	$12,541	$12,563
3/31/2020	$7,442	$9,624	$9,695
6/30/2020	$9,259	$11,100	$11,138
9/30/2020	$9,596	$11,646	$11,672
12/31/2020	$12,616	$13,492	$13,545
3/31/2021	$13,753	$14,038	$14,016
6/30/2021	$14,343	$14,830	$14,741
9/30/2021	$13,622	$14,732	$14,675
12/31/2021	$13,756	$15,196	$15,070
3/31/2022	$12,561	$14,465	$14,179
6/30/2022	$11,082	$12,345	$12,121
9/30/2022	$9,437	$11,210	$10,987
12/31/2022	$11,603	$13,024	$12,892
3/31/2023	$13,217	$14,068	$13,984
6/30/2023	$13,620	$14,495	$14,397
9/30/2023	$12,682	$13,900	$13,805
12/31/2023	$13,786	$15,360	$15,244
3/31/2024	$13,801	$16,219	$16,125
6/30/2024	$13,210	$16,122	$16,058
9/30/2024	$14,371	$17,372	$17,224
12/31/2024	$13,152	$16,082	$15,826
3/31/2025	$14,188	$17,080	$16,913

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	2.80%	13.78%	3.56%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	5.50%
MSCI EAFE Index (Net)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 13,291,734,862
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 57,069,370
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

Holdings [Text Block]

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000174804
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Advisor
Trading Symbol	OAYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Advisor Class returned -1.18%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,415	$103,266	$103,420
3/31/2017	$113,206	$110,297	$110,918
6/30/2017	$120,219	$116,507	$117,706
9/30/2017	$131,239	$123,057	$124,062
12/31/2017	$134,365	$128,264	$129,310
3/31/2018	$130,651	$125,649	$127,332
6/30/2018	$124,116	$124,713	$125,753
9/30/2018	$123,035	$126,342	$127,450
12/31/2018	$102,986	$110,191	$111,468
3/31/2019	$112,363	$121,705	$122,593
6/30/2019	$116,143	$126,318	$127,104
9/30/2019	$115,236	$125,143	$125,744
12/31/2019	$128,044	$134,974	$136,017
3/31/2020	$79,263	$103,578	$104,965
6/30/2020	$98,591	$119,469	$120,583
9/30/2020	$102,240	$125,348	$126,371
12/31/2020	$134,457	$145,214	$146,654
3/31/2021	$146,648	$151,084	$151,757
6/30/2021	$153,002	$159,614	$159,603
9/30/2021	$145,408	$158,562	$158,885
12/31/2021	$146,856	$163,546	$163,159
3/31/2022	$134,234	$155,681	$153,516
6/30/2022	$118,417	$132,865	$131,241
9/30/2022	$100,924	$120,648	$118,957
12/31/2022	$124,133	$140,174	$139,584
3/31/2023	$141,433	$151,414	$151,407
6/30/2023	$145,867	$156,003	$155,873
9/30/2023	$135,811	$149,602	$149,467
12/31/2023	$147,746	$165,321	$165,041
3/31/2024	$147,911	$174,566	$174,581
6/30/2024	$141,677	$173,514	$173,848
9/30/2024	$154,201	$186,978	$186,469
12/31/2024	$141,174	$173,086	$171,346
3/31/2025	$152,382	$183,817	$183,101

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	3.02%	13.97%	5.18%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI EAFE Index (Net)	4.88%	11.77%	7.53%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 13,291,734,862
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 57,069,370
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

Holdings [Text Block]

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000174803
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Institutional
Trading Symbol	OANIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Institutional Class returned -1.17%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$258,538	$258,165	$258,550
3/31/2017	$283,015	$275,742	$277,295
6/30/2017	$300,546	$291,267	$294,265
9/30/2017	$328,097	$307,643	$310,156
12/31/2017	$336,093	$320,659	$323,275
3/31/2018	$326,806	$314,123	$318,329
6/30/2018	$310,583	$311,782	$314,382
9/30/2018	$307,879	$315,854	$318,626
12/31/2018	$257,700	$275,478	$278,670
3/31/2019	$281,150	$304,262	$306,482
6/30/2019	$290,858	$315,796	$317,760
9/30/2019	$288,589	$312,858	$314,360
12/31/2019	$320,644	$337,436	$340,043
3/31/2020	$198,537	$258,946	$262,411
6/30/2020	$247,045	$298,673	$301,458
9/30/2020	$256,309	$313,369	$315,928
12/31/2020	$337,175	$363,035	$366,635
3/31/2021	$367,839	$377,710	$379,394
6/30/2021	$383,753	$399,036	$399,008
9/30/2021	$364,733	$396,405	$397,213
12/31/2021	$368,455	$408,865	$407,898
3/31/2022	$336,787	$389,203	$383,791
6/30/2022	$297,235	$332,163	$328,103
9/30/2022	$253,346	$301,620	$297,392
12/31/2022	$311,535	$350,435	$348,960
3/31/2023	$355,110	$378,535	$378,517
6/30/2023	$366,241	$390,007	$389,684
9/30/2023	$341,128	$374,004	$373,668
12/31/2023	$371,104	$413,303	$412,604
3/31/2024	$371,659	$436,414	$436,452
6/30/2024	$355,994	$433,784	$434,619
9/30/2024	$387,601	$467,445	$466,172
12/31/2024	$354,888	$432,714	$428,366
3/31/2025	$383,074	$459,543	$457,752

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	3.07%	14.05%	5.25%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI EAFE Index (Net)	4.88%	11.77%	7.53%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 13,291,734,862
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 57,069,370
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

Holdings [Text Block]

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000225888
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	R6
Trading Symbol	OAZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund R6 Class returned -1.14%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

   The Fund’s exposure to the United States and China contributed most to returns, while exposure to France and Switzerland detracted most from returns.

   At the equity sector level the Financials and Industrials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

   At the equity holdings level, BNP Paribas (France) led the positive contributors followed by thyssenkrupp (Germany) and Alibaba Group (China). Bayer (Germany), Glencore (Switzerland) and Kering (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,517	$1,019,200	$1,021,500
3/31/2021	$1,100,658	$1,060,399	$1,057,048
6/30/2021	$1,148,664	$1,120,271	$1,111,698
9/30/2021	$1,091,754	$1,112,884	$1,106,695
12/31/2021	$1,103,122	$1,147,867	$1,136,465
3/31/2022	$1,008,344	$1,092,666	$1,069,300
6/30/2022	$889,970	$932,530	$914,145
9/30/2022	$758,618	$846,782	$828,581
12/31/2022	$933,305	$983,827	$972,256
3/31/2023	$1,063,789	$1,062,717	$1,054,607
6/30/2023	$1,097,528	$1,094,924	$1,085,718
9/30/2023	$1,022,327	$1,049,995	$1,041,095
12/31/2023	$1,112,303	$1,160,326	$1,149,577
3/31/2024	$1,113,964	$1,225,208	$1,216,022
6/30/2024	$1,067,030	$1,217,824	$1,210,915
9/30/2024	$1,162,144	$1,312,327	$1,298,827
12/31/2024	$1,064,429	$1,214,821	$1,193,492
3/31/2025	$1,148,934	$1,290,140	$1,275,366

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	3.14%	3.29%
MSCI World ex U.S. Index Global (Net)	5.30%	6.12%
MSCI EAFE Index (Net)	4.88%	5.84%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 13,291,734,862
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 57,069,370
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$13,291,734,862
# of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$57,069,370

Holdings [Text Block]

Geographic allocation

Germany	24.2%
France	20.2%
United Kingdom	15.2%
Switzerland	6.7%
Netherlands	5.8%
United States	5.4%
South Korea	3.9%
Sweden	3.4%
Japan	2.7%
Denmark	1.6%
Other	9.8%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Sector allocation

Financials	21.0%
Industrials	20.1%
Consumer Discretionary	19.0%
Health Care	13.6%
Consumer Staples	8.3%
Information Technology	5.6%
Materials	5.4%
Communication Services	3.3%
Real Estate	0.1%
Short Term Investments & Other, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	3.7%
Bayer AG	3.5%
Kering SA	3.1%
CNH Industrial NV	2.9%
Continental AG	2.9%
Fresenius Medical Care AG	2.6%
Edenred SE	2.5%
Glencore PLC	2.4%
Bayerische Motoren Werke AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000007564
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Investor Class
Trading Symbol	OAKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[21]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Investor Class returned -3.58%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2015	$10,000	$10,000	$10,000
6/30/2015	$10,192	$10,048	$10,416
9/30/2015	$9,059	$8,986	$9,580
12/31/2015	$9,226	$9,338	$10,137
3/31/2016	$9,121	$9,156	$10,199
6/30/2016	$8,907	$9,060	$10,068
9/30/2016	$9,662	$9,630	$10,873
12/31/2016	$9,807	$9,595	$10,575
3/31/2017	$10,748	$10,248	$11,380
6/30/2017	$11,722	$10,825	$12,208
9/30/2017	$12,172	$11,434	$13,094
12/31/2017	$12,365	$11,917	$13,857
3/31/2018	$11,946	$11,674	$13,787
6/30/2018	$11,877	$11,587	$13,658
9/30/2018	$11,389	$11,739	$13,542
12/31/2018	$9,430	$10,238	$11,353
3/31/2019	$10,657	$11,308	$12,593
6/30/2019	$11,149	$11,737	$12,815
9/30/2019	$11,058	$11,627	$12,781
12/31/2019	$12,439	$12,541	$14,237
3/31/2020	$7,676	$9,624	$10,196
6/30/2020	$9,572	$11,100	$12,404
9/30/2020	$10,369	$11,646	$13,659
12/31/2020	$13,064	$13,492	$16,057
3/31/2021	$14,571	$14,038	$16,840
6/30/2021	$15,684	$14,830	$17,650
9/30/2021	$15,398	$14,732	$17,777
12/31/2021	$15,561	$15,196	$17,845
3/31/2022	$13,800	$14,465	$16,555
6/30/2022	$11,725	$12,345	$13,586
9/30/2022	$10,413	$11,210	$12,301
12/31/2022	$13,310	$13,024	$14,171
3/31/2023	$14,183	$14,068	$14,878
6/30/2023	$14,728	$14,495	$14,951
9/30/2023	$14,271	$13,900	$14,431
12/31/2023	$15,909	$15,360	$15,961
3/31/2024	$15,990	$16,219	$16,372
6/30/2024	$15,492	$16,122	$16,117
9/30/2024	$17,336	$17,372	$17,801
12/31/2024	$15,443	$16,082	$16,402
3/31/2025	$16,715	$17,080	$16,959

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	4.54%	16.84%	5.27%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	5.50%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	10.71%	5.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,210,139,169
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,901,588
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

Holdings [Text Block]

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Material Fund Change [Text Block]
C000174805
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Advisor
Trading Symbol	OAYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[22]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Advisor Class returned -3.54%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,178	$103,266	$102,770
3/31/2017	$113,136	$110,297	$110,591
6/30/2017	$123,376	$116,507	$118,642
9/30/2017	$128,107	$123,057	$127,255
12/31/2017	$130,207	$128,264	$134,674
3/31/2018	$125,801	$125,649	$134,001
6/30/2018	$125,140	$124,713	$132,741
9/30/2018	$119,926	$126,342	$131,613
12/31/2018	$99,373	$110,191	$110,344
3/31/2019	$112,283	$121,705	$122,405
6/30/2019	$117,463	$126,318	$124,559
9/30/2019	$116,666	$125,143	$124,223
12/31/2019	$131,226	$134,974	$138,384
3/31/2020	$80,926	$103,578	$99,097
6/30/2020	$100,998	$119,469	$120,561
9/30/2020	$109,475	$125,348	$132,762
12/31/2020	$137,971	$145,214	$156,062
3/31/2021	$153,881	$151,084	$163,678
6/30/2021	$165,712	$159,614	$171,551
9/30/2021	$162,856	$158,562	$172,786
12/31/2021	$164,540	$163,546	$173,460
3/31/2022	$146,009	$155,681	$160,919
6/30/2022	$124,153	$132,865	$132,050
9/30/2022	$110,358	$120,648	$119,558
12/31/2022	$141,017	$140,174	$137,743
3/31/2023	$150,350	$151,414	$144,616
6/30/2023	$156,120	$156,003	$145,325
9/30/2023	$151,368	$149,602	$140,267
12/31/2023	$168,832	$165,321	$155,136
3/31/2024	$169,698	$174,566	$159,138
6/30/2024	$164,503	$173,514	$156,656
9/30/2024	$184,243	$186,978	$173,026
12/31/2024	$164,094	$173,086	$159,426
3/31/2025	$177,715	$183,817	$164,847

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	4.72%	17.04%	7.14%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	10.71%	6.18%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,210,139,169
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,901,588
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

Holdings [Text Block]

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Material Fund Change [Text Block]
C000174806
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Institutional
Trading Symbol	OANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[23]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Institutional Class returned -3.51%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$257,945	$258,165	$256,925
3/31/2017	$282,839	$275,742	$276,477
6/30/2017	$308,439	$291,267	$296,605
9/30/2017	$320,445	$307,643	$318,138
12/31/2017	$325,819	$320,659	$336,685
3/31/2018	$314,799	$314,123	$335,002
6/30/2018	$313,146	$311,782	$331,853
9/30/2018	$300,473	$315,854	$329,032
12/31/2018	$249,155	$275,478	$275,861
3/31/2019	$281,401	$304,262	$306,012
6/30/2019	$294,419	$315,796	$311,398
9/30/2019	$292,216	$312,858	$310,557
12/31/2019	$328,914	$337,436	$345,961
3/31/2020	$202,857	$258,946	$247,743
6/30/2020	$253,119	$298,673	$301,404
9/30/2020	$274,430	$313,369	$331,906
12/31/2020	$346,104	$363,035	$390,155
3/31/2021	$386,133	$377,710	$409,195
6/30/2021	$415,899	$399,036	$428,877
9/30/2021	$408,714	$396,405	$431,965
12/31/2021	$413,333	$408,865	$433,649
3/31/2022	$366,663	$389,203	$402,297
6/30/2022	$311,831	$332,163	$330,125
9/30/2022	$277,090	$301,620	$298,895
12/31/2022	$354,342	$350,435	$344,357
3/31/2023	$377,866	$378,535	$361,540
6/30/2023	$392,407	$390,007	$363,312
9/30/2023	$380,432	$374,004	$350,668
12/31/2023	$424,583	$413,303	$387,839
3/31/2024	$426,767	$436,414	$397,845
6/30/2024	$413,881	$433,784	$391,639
9/30/2024	$463,677	$467,445	$432,565
12/31/2024	$413,012	$432,714	$398,566
3/31/2025	$447,410	$459,543	$412,117

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	4.84%	17.14%	7.23%
MSCI World ex U.S. Index Global (Net)	5.30%	12.16%	7.58%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	10.71%	6.18%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,210,139,169
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,901,588
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

Holdings [Text Block]

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Material Fund Change [Text Block]
C000225889
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	R6
Trading Symbol	OAZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[24]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund R6 Class returned -3.43%  for the period ended March 31, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned -1.68% over the same period.

  The Fund’s exposure to the Denmark and South Korea contributed most to returns, while exposure to United Kingdom and Italy detracted most from returns.

  At the equity sector level Financials and Consumer Staples performed the strongest, while Industrials and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, St. James's Place (U.K.) led the positive contributors followed by Babcock International (U.K.) and ISS (Denmark). Travis Perkins (U.K.), Softwareone Holding (Switzerland) and Dometic Group (Sweden) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,005	$1,019,200	$1,033,100
3/31/2021	$1,129,052	$1,060,399	$1,083,515
6/30/2021	$1,216,086	$1,120,271	$1,135,632
9/30/2021	$1,195,078	$1,112,884	$1,143,809
12/31/2021	$1,208,234	$1,147,867	$1,148,270
3/31/2022	$1,072,354	$1,092,666	$1,065,250
6/30/2022	$911,991	$932,530	$874,144
9/30/2022	$810,386	$846,782	$791,450
12/31/2022	$1,036,660	$983,827	$911,830
3/31/2023	$1,105,479	$1,062,717	$957,330
6/30/2023	$1,148,021	$1,094,924	$962,021
9/30/2023	$1,112,986	$1,049,995	$928,542
12/31/2023	$1,242,455	$1,160,326	$1,026,968
3/31/2024	$1,248,846	$1,225,208	$1,053,464
6/30/2024	$1,211,138	$1,217,824	$1,037,030
9/30/2024	$1,356,219	$1,312,327	$1,145,399
12/31/2024	$1,208,990	$1,214,821	$1,055,371
3/31/2025	$1,309,682	$1,290,140	$1,091,254

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	4.87%	6.49%
MSCI World ex U.S. Index Global (Net)	5.30%	6.12%
MSCI World ex U.S. Small Cap Index (Net)	3.58%	2.05%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,210,139,169
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,901,588
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,210,139,169
# of Portfolio Holdings	63
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$6,901,588

Holdings [Text Block]

Geographic allocation

United Kingdom	13.4%
Germany	11.3%
Italy	10.5%
Sweden	8.3%
Japan	7.3%
Switzerland	6.9%
South Korea	5.1%
Finland	4.7%
Netherlands	3.8%
Mexico	3.5%
Other	24.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Industrials	29.5%
Financials	16.5%
Information Technology	11.9%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Communication Services	5.2%
Health Care	5.1%
Real Estate	3.8%
Materials	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Atea ASA	3.3%
Azimut Holding SpA	3.2%
ISS AS	3.2%
Duerr AG	3.1%
Julius Baer Group Ltd.	2.9%
BNK Financial Group, Inc.	2.8%
JDE Peet's NV	2.8%
Lanxess AG	2.8%
Wynn Macau Ltd.	2.7%
Nexi SpA	2.4%

Material Fund Change [Text Block]
C000036890
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Investor Class
Trading Symbol	OAKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[25]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Investor Class returned 3.15%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World Index (Net)
4/1/2015	$10,000	$10,000
6/30/2015	$10,122	$10,031
9/30/2015	$9,257	$9,184
12/31/2015	$9,943	$9,689
3/31/2016	$9,564	$9,655
6/30/2016	$9,210	$9,752
9/30/2016	$10,175	$10,227
12/31/2016	$10,931	$10,416
3/31/2017	$11,568	$11,081
6/30/2017	$12,283	$11,527
9/30/2017	$12,862	$12,084
12/31/2017	$13,246	$12,750
3/31/2018	$12,807	$12,586
6/30/2018	$12,525	$12,805
9/30/2018	$12,752	$13,442
12/31/2018	$10,439	$11,639
3/31/2019	$11,766	$13,092
6/30/2019	$12,220	$13,615
9/30/2019	$12,127	$13,688
12/31/2019	$13,549	$14,860
3/31/2020	$9,395	$11,731
6/30/2020	$11,563	$14,002
9/30/2020	$12,308	$15,113
12/31/2020	$15,316	$17,223
3/31/2021	$16,980	$18,070
6/30/2021	$18,148	$19,470
9/30/2021	$17,849	$19,468
12/31/2021	$18,258	$20,980
3/31/2022	$16,958	$19,899
6/30/2022	$14,133	$16,678
9/30/2022	$12,536	$15,646
12/31/2022	$14,156	$17,174
3/31/2023	$15,444	$18,502
6/30/2023	$16,322	$19,765
9/30/2023	$16,008	$19,081
12/31/2023	$17,369	$21,259
3/31/2024	$17,881	$23,147
6/30/2024	$17,580	$23,756
9/30/2024	$19,131	$25,268
12/31/2024	$18,182	$25,228
3/31/2025	$19,734	$24,776

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	10.36%	16.00%	7.03%
MSCI World Index (Net)	7.04%	16.13%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,003,607,844
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,891,043
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

Holdings [Text Block]

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Material Fund Change [Text Block]
C000174807
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Advisor
Trading Symbol	OAYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[26]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Advisor Class returned 3.20%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$102,563	$102,393
3/31/2017	$108,664	$108,921
6/30/2017	$115,375	$113,307
9/30/2017	$120,866	$118,789
12/31/2017	$124,474	$125,329
3/31/2018	$120,347	$123,724
6/30/2018	$117,767	$125,869
9/30/2018	$119,960	$132,138
12/31/2018	$98,179	$114,411
3/31/2019	$110,748	$128,689
6/30/2019	$114,961	$133,838
9/30/2019	$114,145	$134,553
12/31/2019	$127,581	$146,069
3/31/2020	$88,542	$115,319
6/30/2020	$108,991	$137,643
9/30/2020	$116,014	$148,557
12/31/2020	$144,406	$169,297
3/31/2021	$160,190	$177,630
6/30/2021	$171,288	$191,385
9/30/2021	$168,462	$191,372
12/31/2021	$172,437	$206,233
3/31/2022	$160,217	$195,606
6/30/2022	$133,578	$163,944
9/30/2022	$118,550	$153,800
12/31/2022	$133,985	$168,819
3/31/2023	$146,193	$181,870
6/30/2023	$154,510	$194,291
9/30/2023	$151,611	$187,565
12/31/2023	$164,563	$208,977
3/31/2024	$169,496	$227,535
6/30/2024	$166,721	$233,523
9/30/2024	$181,520	$248,375
12/31/2024	$172,569	$247,977
3/31/2025	$187,327	$243,539

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Advisor Class	10.52%	16.17%	7.82%
MSCI World Index (Net)	7.04%	16.13%	11.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,003,607,844
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,891,043
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

Holdings [Text Block]

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Material Fund Change [Text Block]
C000174808
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Institutional
Trading Symbol	OANWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[27]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Institutional Class returned 3.23%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$256,406	$255,982
3/31/2017	$271,660	$272,303
6/30/2017	$288,438	$283,267
9/30/2017	$302,166	$296,974
12/31/2017	$311,300	$313,323
3/31/2018	$301,139	$309,309
6/30/2018	$294,687	$314,673
9/30/2018	$300,171	$330,346
12/31/2018	$245,828	$286,028
3/31/2019	$277,109	$321,723
6/30/2019	$287,820	$334,594
9/30/2019	$285,780	$336,383
12/31/2019	$319,423	$365,172
3/31/2020	$221,682	$288,297
6/30/2020	$273,052	$344,108
9/30/2020	$290,635	$371,391
12/31/2020	$361,935	$423,243
3/31/2021	$401,478	$444,074
6/30/2021	$429,279	$478,464
9/30/2021	$422,372	$478,430
12/31/2021	$432,208	$515,583
3/31/2022	$401,757	$489,015
6/30/2022	$335,147	$409,861
9/30/2022	$297,464	$384,500
12/31/2022	$336,089	$422,048
3/31/2023	$366,921	$454,676
6/30/2023	$387,986	$485,728
9/30/2023	$380,517	$468,913
12/31/2023	$413,101	$522,442
3/31/2024	$425,684	$568,838
6/30/2024	$418,715	$583,807
9/30/2024	$456,076	$620,937
12/31/2024	$433,511	$619,944
3/31/2025	$470,798	$608,847

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 11/30/2016
Institutional Class	10.60%	16.26%	7.89%
MSCI World Index (Net)	7.04%	16.13%	11.28%

Performance Inception Date	Nov. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,003,607,844
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,891,043
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

Holdings [Text Block]

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Material Fund Change [Text Block]
C000225890
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	R6
Trading Symbol	OAZWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[28]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund R6 Class returned 3.29%  for the period ended March 31, 2025, outperforming its benchmark, the MSCI World Index (Net), which returned -1.95% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Fiserv (U.S.) and Lloyds Banking Group (U.K.). Bayer (Germany), IQVIA Holdings (U.S.) and Centene (U.S.) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,015,012	$1,018,000
3/31/2021	$1,126,392	$1,068,102
6/30/2021	$1,204,358	$1,150,818
9/30/2021	$1,184,988	$1,150,736
12/31/2021	$1,212,878	$1,240,100
3/31/2022	$1,127,464	$1,176,197
6/30/2022	$940,621	$985,812
9/30/2022	$834,921	$924,814
12/31/2022	$943,285	$1,015,126
3/31/2023	$1,029,820	$1,093,603
6/30/2023	$1,089,480	$1,168,290
9/30/2023	$1,069,056	$1,127,846
12/31/2023	$1,160,631	$1,256,595
3/31/2024	$1,195,966	$1,368,189
6/30/2024	$1,176,396	$1,404,193
9/30/2024	$1,281,315	$1,493,500
12/31/2024	$1,218,663	$1,491,110
3/31/2025	$1,323,435	$1,464,420

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	10.66%	6.75%
MSCI World Index (Net)	7.04%	9.30%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 1,003,607,844
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,891,043
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,003,607,844
# of Portfolio Holdings	25
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$3,891,043

Holdings [Text Block]

Geographic allocation

United States	60.5%
United Kingdom	15.7%
Germany	8.4%
Switzerland	4.5%
Netherlands	4.2%
France	3.9%
China	3.4%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Sector allocation

Financials	26.9%
Health Care	20.5%
Consumer Staples	19.7%
Consumer Discretionary	11.7%
Communication Services	9.0%
Industrials	6.1%
Energy	2.8%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.2%
Lloyds Banking Group PLC	6.1%
CNH Industrial NV	6.0%
American International Group, Inc.	5.3%
Reckitt Benckiser Group PLC	5.1%
IQVIA Holdings, Inc.	4.8%
Intercontinental Exchange, Inc.	4.6%
Charter Communications, Inc., Class A	4.6%
Charles Schwab Corp.	4.6%
Diageo PLC	4.5%

Material Fund Change [Text Block]
C000235267
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Investor Class
Trading Symbol	OAKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[29]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Investor Class returned 0.04%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/2022	$10,000	$10,000
3/31/2022	$9,661	$9,611
6/30/2022	$9,111	$9,160
9/30/2022	$8,857	$8,725
12/31/2022	$9,049	$8,888
3/31/2023	$9,199	$9,151
6/30/2023	$9,222	$9,074
9/30/2023	$9,014	$8,781
12/31/2023	$9,653	$9,379
3/31/2024	$9,686	$9,307
6/30/2024	$9,740	$9,313
9/30/2024	$10,231	$9,797
12/31/2024	$9,963	$9,497
3/31/2025	$10,235	$9,761

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 1/28/2022
Investor Class	5.67%	0.73%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.76%)

Performance Inception Date	Jan. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 194,798,896
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 238,315
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

Holdings [Text Block]

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

Material Fund Change [Text Block]
C000219731
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Advisor
Trading Symbol	OAYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[30]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Advisor Class returned 0.14%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,420
9/30/2020	$102,041	$101,040
12/31/2020	$104,854	$101,716
3/31/2021	$103,596	$98,285
6/30/2021	$105,533	$100,084
9/30/2021	$105,930	$100,136
12/31/2021	$105,864	$100,147
3/31/2022	$100,366	$94,205
6/30/2022	$94,665	$89,783
9/30/2022	$92,043	$85,516
12/31/2022	$94,082	$87,118
3/31/2023	$95,692	$89,698
6/30/2023	$95,981	$88,941
9/30/2023	$93,973	$86,067
12/31/2023	$100,661	$91,935
3/31/2024	$100,924	$91,221
6/30/2024	$101,660	$91,281
9/30/2024	$106,819	$96,027
12/31/2024	$104,080	$93,089
3/31/2025	$106,966	$95,677

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 6/10/2020
Advisor Class	5.99%	1.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.92%)

Performance Inception Date	Jun. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 194,798,896
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 238,315
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

Holdings [Text Block]

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

Material Fund Change [Text Block]
C000219732
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Institutional
Trading Symbol	OANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[31]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Institutional Class returned 0.03%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$251,050
9/30/2020	$255,171	$252,600
12/31/2020	$262,254	$254,290
3/31/2021	$259,425	$245,714
6/30/2021	$264,056	$250,210
9/30/2021	$265,064	$250,339
12/31/2021	$264,909	$250,368
3/31/2022	$251,157	$235,511
6/30/2022	$236,906	$224,458
9/30/2022	$230,352	$213,790
12/31/2022	$235,461	$217,795
3/31/2023	$239,518	$224,246
6/30/2023	$240,253	$222,353
9/30/2023	$234,950	$215,168
12/31/2023	$251,718	$229,836
3/31/2024	$252,684	$228,054
6/30/2024	$254,541	$228,202
9/30/2024	$267,479	$240,069
12/31/2024	$260,632	$232,723
3/31/2025	$267,570	$239,192

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 6/10/2020
Institutional Class	5.89%	1.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.92%)

Performance Inception Date	Jun. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 194,798,896
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 238,315
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

Holdings [Text Block]

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

Material Fund Change [Text Block]
C000225891
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	R6
Trading Symbol	OAZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[32]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund R6 Class returned 0.07%  for the period ended March 31, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% over the same period.

   The Fund’s overweight allocations to corporate debt, syndicated loans and securitized credit all contributed to returns relative to the Fund’s benchmark.

   Security selection also contributed positively to returns relative to the Fund’s benchmark.

   The Fund’s duration and yield curve positioning was a small detractor to returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	Bloomberg U.S. Aggregate Bond Index
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,005,874	$1,003,500
3/31/2021	$994,321	$969,657
6/30/2021	$1,013,329	$987,399
9/30/2021	$1,017,402	$987,911
12/31/2021	$1,017,017	$988,025
3/31/2022	$964,410	$929,396
6/30/2022	$909,818	$885,775
9/30/2022	$884,826	$843,679
12/31/2022	$904,628	$859,482
3/31/2023	$921,395	$884,940
6/30/2023	$923,381	$877,468
9/30/2023	$903,227	$849,116
12/31/2023	$967,890	$907,001
3/31/2024	$971,948	$899,966
6/30/2024	$979,306	$900,552
9/30/2024	$1,029,284	$947,380
12/31/2024	$1,003,138	$918,391
3/31/2025	$1,030,041	$943,922

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	5.98%	0.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	(1.34%)

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 194,798,896
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 238,315
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$194,798,896
# of Portfolio Holdings	130
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$238,315

Holdings [Text Block]

Asset allocation

Corporate Bonds	35.4%
Mortgage-Backed Securities	22.0%
Government and Agency Securities	15.4%
Collateralized Mortgage Obligations	11.3%
Bank Loans	8.8%
Asset Backed Securities	5.5%
Short-Term Investments	1.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2, Class A2, 4.760%, due 10/25/34	3.1%
U.S. Treasury Notes, 4.125%, due 02/29/32	3.1%
Federal Home Loan Mortgage Corp., Pool SD6569, 5.500%, due 10/01/54	3.0%
Federal National Mortgage Association, Pool CB9072, 4.500%, due 08/01/54	2.9%
Federal National Mortgage Association, Pool CB4851, 4.500%, due 10/01/52	2.3%
Federal Home Loan Mortgage Corp., Pool QJ4726, 5.500%, due 10/01/54	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.7%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.7%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.6%

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